UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-00018

Ameritor Security Trust
(Exact name of registrant as specified in charter)

4400 MacArthur Blvd. N. W.
Washington, D. C. 20007-2521
(Address of principal executive offices) (Zip code)

JEROME KINNEY
4400 MacArthur Blvd. N. W.
Washington, D. C. 20007-2521
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 424-8570

Date of fiscal year end: 06/30/05
Date of reporting period: 07/01/04 - 06/30/05

Item 1. Proxy Voting Record

Ameritor Security Trust

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Investors Financial Services Corp.	IFIN	461915100	04/14/05	Election of Nominees	M	Yes	For	For
				To approve the company’s incentive plan	M	Yes	For	For
				To ratify the selection of the company’s independent public accounting firm for ‘05	M	Yes	For	For
Doral Financial Corp.	DRL	25811P100	04/20/05	Election of Nominees	M	Yes	For	For
				Appointment of independent registered public accounting firm	M	Yes	For	For
Lyondell Chemical Company	LYO	552078107	05/05/05	Election of Nominees	M	Yes	For	For
				Proposal to ratify the appointment of independent registered public accounting firm	M	Yes	For	For
Administaff Inc.	ASF	007094105	05/05/05	Election of Nominees	M	Yes	For	For
				To approve the amendment and restatement of ’01 incentive plan	M	Yes	For	For
				Ratification of the appointment of independent auditor for ‘05	M	Yes	For	For
Orbital Sciences Corporation	ORB	685564106	04/28/05	Election of Nominees	M	Yes	For	For
				To approve the adoption of the Orbital Sciences Corp ’05 stock incentive plan	M	Yes	For	For
				To ratify the appointment of the company’s independent auditors for ‘05	M	Yes	For	For
Astoria Financial Corp.	AF	046265104	05/18/05	Election of Nominees	M	Yes	For	For
				The approval of the changes of the stock incentive plan	M	Yes	For	For
				The ratification of the appointment of Ind. Reg. public accounting firm for ‘05	M	Yes	For	For
Cephalon Inc.	CEPH	156708109	05/18/05	Election of Nominees	M	Yes	For	For
				Ratification of appointment of Ind. Reg. public accountants for “05	M	Yes	For	For
Urban Outfitters Inc.	URBN	917047102	05/24/05	Election of Nominees	M	Yes	For	For
				The amendment of the company’s 2004 stock incentive plan	M	Yes	For	For
				The adoption of the Urban Outfitters Executive Incentive Plan	M	Yes	For	For
Tsakos Energy Navigation Ltd	TNP	G9108L108	05/25/05	Election of Nominees	M	Yes	For	For
				Approval of financial statements together with auditor’s report	M	Yes	For	For
				Ratification of auditors	M	Yes	For	For
				Increase of the authorized share capital of the company	M	Yes	For	For
				Authorization of the remuneration of directors	M	Yes	For	For
Community Health Systems Inc.	CYH	203668108	05/25/05	Election of nominees	M	Yes	For	For
				Proposal to approve the changes of the Community Health Systems stock option award plan	M	Yes	For	For
				Proposal to ratify the selection of the company’s independent accountants for ‘05	M	Yes	For	For
				Stockholder proposal entitled stock option expensing	S	No	Against	For
Jones Lang Lasalle Inc.	JLL	48020Q107	05/26/05	Elections of Nominees	M	Yes	For	For
				Ratification of the appointment of an independent registered public accounting firm for ‘05	M	Yes	For	For
				To approve a proposed amendment for the stock award and incentive plan	M	Yes	For	For
				To approve a proposal by our board of directors to amend the JLL Art. Of Inc.	M	Yes	For	For
Noerthern Dynasty Minerals Ltd.	NAK	66510M204	07/04/05	Election of Board Nominees	M	Yes	For	For
				To determine the # of directors at eleven	M	Yes	For	For
				To appoint accountants as auditor of the company	M	Yes	For	For
				To authorize the directors to fix the auditors renumeration	M	Yes	For	For
				To approve a special resolution to remove the pre-existing company provisions	M	Yes	For	For
				To approve a special resolution to adopt new articles	M	Yes	For	For
				To increase the share options plan	M	Yes	For	For
				To transact such other business as may properly come before the meeting	M	Yes	For	For
IShares S&P Midcap 400 Index Fund	IJH	464287507	07/14/05	Election of nominees	M	Yes	For	For
				To approve the modification or elimination of certain funds fundamental investment policies regarding senior securities	M	Yes	For	For
				To approve the modification or elimination of certain funds fundamental investment policies regarding loans	M	Yes	For	For
				To approve a change in the classification of certain funds investment objectives from fundamental investment policies to non-fundamental inv. policies	M	Yes	For	For
				To transact such other business as may properly come before the special meeting	M	Yes	For	For
IShares Dow Jones US Util Sector Index	IDU	464287697	07/14/05	Election of nominees	M	Yes	For	For
				To approve the modification or elimination of certain funds fundamental investment policy regarding senior securities	M	Yes	For	For
				To approve the modification or elimination of certain funds fundamental investment policy regarding loans	M	Yes	For	For
				To approve a change in the classification of certain funds investment objectives from fundamental investment policies to non-fundamental investment policies	M	Yes	For	For
				To transact such other business as may properly come before the special meeting	M	Yes	For	For
IShares S&P Global Energy Sect Index	IXC	464287341	07/14/05	Election of Nominees	M	Yes	For	For
				To approve the modification or elimination of certain funds fundamental investment policies and restrictions regarding loans	M	Yes	For	For
				To approve a change in the classification of certain funds investment objectives from fundamental investment policies to non fundamental policies	M	Yes	For	For
				To transact such other business as may properly come before the special meeting	M	Yes	For	For
Satyam Computer Sevices	SAY	804098101	07/22/05	Approval of the audited balance sheet, and audited profit and loss account	M	Yes	For	For
				Approval to declare final dividend on equity shares	M	Yes	For	For
				Approval to re-appoint Director	M	Yes	For	For
				Approval to appoint auditor of the company	M	Yes	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Security Trust

By (Signature and Title)*  /s/ Jerome Kinney
          President

Date:  August 26, 2005